Quarterly Financial Data (Schedule Of Share Price And Dividends Paid) (Details) - $ / shares	3 Months Ended								12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2018	Apr. 30, 2017
Quarterly Financial Data [Line Items]
Dividends paid per share	$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.96	$ 0.88
High
Quarterly Financial Data [Line Items]
Stock price range	29.47	29.16	31.80	31.70	24.82	24.06	24.95	24.53	31.80	24.95
Low
Quarterly Financial Data [Line Items]
Stock price range	$ 23.80	$ 23.59	$ 24.59	$ 24.55	$ 19.85	$ 20.91	$ 20.58	$ 19.18	$ 23.59	$ 19.18